Earnings/ (Loss) Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (36,431)	$ (25,292)	$ (41,735)	$ (66,149)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,957)	(2,564)	(4,506)	(5,113)
Tender Offer – Redemption of preferred stock Series G and Series H including $7,714 and $15,392 of undeclared preferred dividend cancelled for three and six month periods ended June 30, 2019, respectively	20,241	0	44,284	0
Loss available to Navios Holdings common stockholders, basic and diluted	$ (18,147)	$ (27,856)	$ (1,957)	$ (71,262)
Denominator:
Denominator for basic and diluted loss per share attributable to Navios Holdings common stockholders — weighted average shares	12,219,750	11,942,314	12,219,817	11,942,297
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$ (1.49)	$ (2.33)	$ (0.16)	$ (5.97)